Financial liabilities (Details 5) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information on net borrowings [Line Items]
Financial liabilities, at fair value		€ 23,764
Ordinary Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Financial liabilities, at fair value		19,219
Convertible Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Financial liabilities, at fair value		410
Banks [Member]
Disclosure Of Information on net borrowings [Line Items]
Financial liabilities, at fair value		4,021
Other financial institutions [Member]
Disclosure Of Information on net borrowings [Line Items]
Financial liabilities, at fair value		€ 114